36. Financial instruments and risk management (Details 5) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Financial instruments and risk management [line items]
Debt in USD (Cisco and KFW)	R$ 1,110,000
Fair value of the asset side of the swap	381,178
Fair value of the liability side of the swap	(338,971)
Swap result	42,207
Probable Scenario [Member]
Financial instruments and risk management [line items]
Debt in USD (Cisco and KFW)	381,178
Fair value of the asset side of the swap	381,178
Fair value of the liability side of the swap	(338,971)
Swap result	42,207
Possible Scenario [Member]
Financial instruments and risk management [line items]
Debt in USD (Cisco and KFW)	474,450
Aggregate debt variation	93,272
Fair value of the asset side of the swap	474,450
Fair value of the liability side of the swap	(337,647)
Swap result	136,803
Aggregate swap variation	94,596
Final result	(1,324)
Remote Scenario [Member]
Financial instruments and risk management [line items]
Debt in USD (Cisco and KFW)	567,104
Aggregate debt variation	185,926
Fair value of the asset side of the swap	567,104
Fair value of the liability side of the swap	(336,387)
Swap result	230,717
Aggregate swap variation	188,510
Final result	R$ (2,584)